Fair Value of Financial Instruments	12 Months Ended
Dec. 31, 2018
FAIR VALUE OF FINANCIAL INSTRUMENTS [Abstract]
FAIR VALUE OF FINANCIAL INSTRUMENTS

NOTE 11: FAIR VALUE OF FINANCIAL INSTRUMENTS

The following methods and assumptions were used to estimate the fair value of each class of financial instrument:

Cash and cash equivalents: The carrying amounts reported in the consolidated balance sheets for interest bearing deposits approximate their fair value because of the short maturity of these investments.

Borrowings: The book value has been adjusted to reflect the net presentation of deferred financing costs. The outstanding balance of the floating rate loans continues to approximate their fair value, excluding the effect of any deferred finance costs. The 2022 Senior Notes, the credit agreement for the acquisition of a river and estuary tanker and the loan for the acquisition of Hidronave S.A. are fixed rate borrowings and their fair value was determined based on quoted market prices.

Note receivable: The carrying amount of the Note receivable approximates its fair value.

Notes Payable: The Notes Payable are floating rate obligations and their carrying amounts approximate their fair value as indicated in the table below.

The estimated fair values of the Company’s financial instruments are as follows:

	December 31, 2018		December 31, 2017
	Book Value	Fair Value	Book Value	Fair Value
Cash and cash equivalents	$76,472	$76,472	$79,888	$79,888
Note receivable, including current portion	$602	$602	$818	$818
Senior notes	$(370,424)	$(343,373)	$(369,260)	$(361,549)
Term Loan B Facility	$(95,812)	$(98,505)	$(95,669)	$(101,563)
Notes payable, including current portion	$(26,875)	$(26,875)	$(31,109)	$(31,109)
Long-term debt, including current portion	$(37,075)	$(37,075)	$(36,708)	$(36,708)

Fair Value Measurements

The estimated fair value of our financial instruments that are not measured at fair value on a recurring basis, categorized based upon the fair value hierarchy, are as follows:

Level I: Inputs are unadjusted, quoted prices for identical assets or liabilities in active markets that we have the ability to access. Valuation of these items does not entail a significant amount of judgment.

Level II: Inputs other than quoted prices included in Level I that are observable for the asset or liability through corroboration with market data at the measurement date.

Level III: Inputs that are unobservable.

	Fair Value Measurements at December 31, 2018
	Total	Level I	Level II	Level III
Cash and cash equivalents	$76,472	$76,472	$—	$—
Note receivable, including current portion	$602	$602	$—	$—
Senior Notes	$(343,373)	$(343,373)	$—	$—
Term Loan B Facility	$(98,505)	$—	$(98,505)	$—
Notes payable, including current portion(1)	$(26,875)	$—	$(26,875)	$—
Long-term debt(1)	$(37,075)	$—	$(37,075)	$ —

	Fair Value Measurements at December 31, 2017
	Total	Level I	Level II	Level III
Cash and cash equivalents	$79,888	$79,888	$—	$—
Note receivable, including current portion	$818	$818	$—	$—
Senior Notes	$(361,549)	$(361,549)	$—	$—
Term Loan B Facility	$(101,563)	$—	$(101,563)	$—
Notes payable, including current portion(1)	$(31,109)	$—	$(31,109)	$—
Long-term debt(1)	$(36,708)	$—	$(36,708)	$ —

1)The fair value of the Company’s debt is estimated based on currently available debt with similar contract terms, interest rates and remaining maturities as well as taking into account our creditworthiness.